Taxes (Details) - Schedule of Tax Payable - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Tax Payable Consisted [Abstract]
Value-added tax payable	$ 2,559	$ 1,665
Income tax payable	383	343
Other taxes payable	239	270
Total	$ 3,181	$ 2,278